Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017
Reserves
Options issued reserve				$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	$ 41,431,774	$ 41,431,774	$ 41,431,774	41,431,774	41,431,774
Foreign currency translation reserve				1,096,368	(232,751)
Share-based payment reserve	2,703,347	2,671,263	2,671,263	3,229,693	2,703,347
Ending balance				$ 64,874,040	$ 63,018,575
Movement in options issued reserve were as follows:
Opening balance	19,116,205	19,116,205
Ending balance	19,116,205	19,116,205	19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	41,431,774	41,431,774
Ending balance	41,431,774	41,431,774	41,431,774
Movement in foreign currency translation reserve were as follows:
Opening balance	(232,751)	38,945
Currency translation differences arising during the year	1,329,119	(271,696)
Ending balance	1,096,368	(232,751)	38,945
Movement in share-based payment reserve were as follows:
Opening balance	2,703,347	2,671,263
Employee options issued during the year	2,263,843	862,227
Exercise of vested performance rights	(1,737,497)	(830,143)
Ending balance	3,229,693	2,703,347	2,671,263
Movement in accumulated losses were as follows:
Opening balance	(231,838,812)	(222,471,606)
Net loss for the year	(12,746,020)	(9,367,206)	(62,015,184)
Ending balance	$ (244,584,832)	$ (231,838,812)	$ (222,471,606)